Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant and Equipment Useful Life and Values [Abstract]
Depreciation expense	$ 6,500	$ 4,800	$ 3,700
Charge related to disposal of property and equipment	$ 493	$ 4